Deferred tax (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Deferred Tax
	2017		2016
Deferred tax assets		79		87
Deferred tax liabilities		1,029		2,201
Total net deferred tax liability / (asset)		950		2,113

Deferred tax assets comprise temporary differences on:	2017	2016
Financial assets	(20)	(22)
Insurance and investment contracts	(19)	(55)
Deferred expenses, VOBA and other intangible assets	(140)	(148)
Defined benefit plans	26	54
Losses	176	221
Other	57	37
At December 31	79	87

Deferred tax liabilities comprise temporary differences on:	2017	2016
Real estate	554	541
Financial assets	1,724	3,143
Insurance and investment contracts	(1,806)	(3,042)
Deferred expenses, VOBA and other intangible assets	1,752	3,150
Defined benefit plans	(268)	(592)
Losses	(120)	(188)
Other	(807)	(812)
At December 31	1,029	2,201

Schedule of NetDeferred Tax Assets and Liabilities has been Recognized

The following table provides a movement schedule of net deferred tax broken-down by those items for which a deferred tax asset or liability has been recognized.

	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO
At January 1, 2017	541	3,165	(2,988)	3,298	(645)	(407)	(850)	2,113
Acquisitions / Additions	-	-	-	9	-	(1)	(14)	(6)
Charged to income statement	37	32	609	(1,016)	120	78	(62)	(202)
Charged to equity	(9)	(874)	-	-	174	-	(5)	(715)
Net exchange differences	(16)	(270)	241	(322)	57	27	111	(172)
Disposal of a business	-	-	-	2	-	-	-	2
Transfers to disposal groups	-	-	-	-	-	8	-	8
Transfer to current income tax	-	-	-	-	-	-	(73)	(73)
Transfer to/from other headings	-	(300)	351	(79)	-	-	27	-
Other	-	(9)	-	-	-	-	2	(7)
At December 31, 2017	554	1,744	(1,787)	1,892	(295)	(296)	(863)	950

At January 1, 2016	434	2,735	(2,500)	3,008	(688)	(500)	(261)	2,227
Charged to income statement	99	596	(380)	222	135	57	(543)	185
Charged to equity	3	(264)	(2)	2	(85)	-	(2)	(350)
Net exchange differences	5	84	(108)	69	(6)	34	(45)	34
Transfer to current income tax	-	16	-	-	-	-	-	16
Other	-	(1)	2	(3)	(1)	1	3	-
At December 31, 2016	541	3,165	(2,988)	3,298	(645)	(409)	(849)	2,113

Schedule of Loss Carryforward period and Deferred Corporate Income Tax Assets Not Recognized

For the following amounts, arranged by loss carry forward periods, the deferred corporate income tax asset is not recognized:

	Gross amounts1)		Not recognized deferred tax assets
	2017	2016	2017	2016
< 5 years	89	101	22	26
> 5 – 10 years	137	130	18	16
> 10 – 15 years	-	1	25	33
> 15 – 20 years	-	-	-	-
Indefinitely	499	396	111	94
At December 31	725	628	177	170
[1]	The gross value of state tax loss carry forward is not summarized in the disclosure, due to the fact that the United States files in different state jurisdictions with various applicable tax rates and apportionment rules

Schedule ofDeferred Corpoarte Income Tax Deducitible Tempory Difference for which Deferred Tax Assets Recognized
	Gross amounts		Deferred tax assets
	2017	2016	2017	2016
Deferred corporate income tax asset dependent on retaining bonds and similar investments until the earlier of market recovery or maturity1)	-	816	-	286
Deferred corporate income tax asset dependent on future taxable profits	261	362	46	64
At December 31	261	1,179	46	350
[1]	The amendment of IAS 12, relating to deferred tax assets on unrealized losses, changed the qualification by Aegon of ‘holding bonds and similar investments until the earlier of market recovery or maturity’ from a tax planning opportunity into a source of income with no impact on the figures presented.